Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of Preparation and Accounting Policies	Basis of Preparation and Accounting Policies
Basis of preparation
The unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2021, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2021, filed with the Securities and Exchange Commission on April 11, 2022. The consolidated balance sheet data for December 31, 2021 was derived from our audited annual financial statements. The amounts are presented in millions of United States dollars ("U.S. dollar" or "$"), unless otherwise stated. The financial statements have been prepared on a going concern basis and in management's opinion, all adjustments necessary for a fair statement are reflected in the interim periods presented.
On December 14, 2021, the Board of Directors approved a 2-to-1 reverse share split of the Company’s shares. Upon effectiveness of the Reverse Split, every two shares of the Company’s issued and outstanding common shares, par value $0.05 per share was combined into one issued and outstanding common share, par value $0.10 per share. Unless otherwise indicated, all share and per share data in these unaudited consolidated financial statements have been adjusted to give effect of our Reverse Share Split and is approximate due to rounding.
Significant accounting policies
The accounting policies adopted in the preparation of the unaudited consolidated financial statements for the six months ended June 30, 2022 are consistent with those followed in preparation of our annual audited consolidated financial statements for the year ended December 31, 2021.
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.